12. Deferred taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Taxes [abstract]
Income (loss) before income taxes	R$ 388,945	R$ (482,596)	R$ 70,604
Combined tax rate	34.00%	34.00%	34.00%
Income at the statutory tax rate	R$ (132,241)	R$ 164,083	R$ (24,005)
Adjustments to calculate the effective tax rate:
Equity method investees	26	132	185
Tax rate difference on results of offshore subsidiaries	(207,565)	201,043	(106,533)
Non-deductible expenses, net	(61,219)	161,815	(65,718)
Exchange rate change on foreign investments	(101,329)	(173,964)	(20,225)
Interest on shareholders' equity	8,212	6,998	4,817
Extemporaneous tax credit	31,942
Deferred tax assets (liabilities) net recognized	252,567	(653,343)	291,002
Use of tax credits in non-recurring installment Payments		(3,892)	227,690
Total income tax	(209,607)	(297,128)	307,213
Income taxes
Current	(178,621)	(52,139)	(239,846)
Deferred	(30,986)	(244,989)	547,059
Total income (loss) taxes	R$ (209,607)	R$ (297,128)	R$ 307,213